Leases - Supplemental Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term (years)	2 years 4 months 24 days	3 years 4 months 24 days
Weighted average discount rate	7.50%	7.50%